JPMorgan Emerging Markets Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited)

Investments		Principal Amount ($000)	Value ($000)
FOREIGN GOVERNMENT SECURITIES — 62.3%
Angola — 1.1%
Republic of Angola
9.50%, 11/12/2025(a)		700	769
8.25%, 5/9/2028(a)		2,492	2,582
8.00%, 11/26/2029(a)		5,700	5,795
8.00%, 11/26/2029(b)		1,539	1,565
9.38%, 5/8/2048(a)		2,158	2,233
9.13%, 11/26/2049(a)		1,060	1,079

			14,023

Argentina — 1.2%
Argentine Republic
1.00%, 7/9/2029		1,696	658
0.12%, 7/9/2030(c)		6,807	2,505
0.12%, 7/9/2035(c)		14,554	4,787
0.12%, 1/9/2038(c)		7,021	2,768
0.12%, 7/9/2041(c)		6,610	2,457
0.12%, 7/9/2046(c)		3,900	1,300

			14,475

Armenia — 0.7%
Republic of Armenia
7.15%, 3/26/2025(a)		1,400	1,573
3.95%, 9/26/2029(b)		971	940
3.95%, 9/26/2029(a)		700	678
3.60%, 2/2/2031(b)		6,160	5,687

			8,878

Bahrain — 1.7%
Kingdom of Bahrain
7.00%, 10/12/2028(a)		3,960	4,429
6.75%, 9/20/2029(a)		3,081	3,368
7.38%, 5/14/2030(a)		4,000	4,482
7.38%, 5/14/2030(b)		2,400	2,689
5.45%, 9/16/2032(a)		3,187	3,134
6.00%, 9/19/2044(a)		1,352	1,261
7.50%, 9/20/2047(a)		1,800	1,901

			21,264

Belarus — 0.5%
Republic of Belarus
6.88%, 2/28/2023(a)		1,739	1,735
6.38%, 2/24/2031(a)		4,363	3,941

			5,676

Benin — 0.5%
Benin Government Bond
4.88%, 1/19/2032(b)	EUR	1,950	2,349
6.88%, 1/19/2052(b)	EUR	2,921	3,692

			6,041

Bermuda — 0.4%
Bermuda Government Bond
3.72%, 1/25/2027(a)		3,802	4,155
2.38%, 8/20/2030(b)		1,217	1,201

			5,356

Brazil — 1.2%
Federative Republic of Brazil
4.50%, 5/30/2029		1,366	1,465
8.25%, 1/20/2034		9,442	13,026

			14,491

Colombia — 1.8%
Republic of Colombia
8.13%, 5/21/2024		920	1,088
4.50%, 3/15/2029		2,986	3,225
10.38%, 1/28/2033		563	830
6.13%, 1/18/2041		3,900	4,527
5.00%, 6/15/2045		7,920	8,162
5.20%, 5/15/2049		1,722	1,826
4.13%, 5/15/2051		2,779	2,541

			22,199

Costa Rica — 0.7%
Republic of Costa Rica
4.38%, 4/30/2025(a)		1,265	1,317
6.13%, 2/19/2031(a)		2,000	2,131
5.63%, 4/30/2043(a)		2,297	2,162
7.00%, 4/4/2044(a)		500	522
7.16%, 3/12/2045(a)		2,948	3,101

			9,233

Dominican Republic — 3.5%
Dominican Republic Government Bond
6.88%, 1/29/2026(a)		2,300	2,674
5.95%, 1/25/2027(a)		3,075	3,470
6.00%, 7/19/2028(a)		7,206	8,195
4.50%, 1/30/2030(a)		1,600	1,639
4.88%, 9/23/2032(a)		5,700	5,848
4.88%, 9/23/2032(b)		3,800	3,899
5.30%, 1/21/2041(b)		4,270	4,279
6.40%, 6/5/2049(a)		5,755	6,164
5.88%, 1/30/2060(a)		4,585	4,510
5.88%, 1/30/2060(b)		2,910	2,863

			43,541

Ecuador — 2.1%
Ecuador Social Bond SARL Zero Coupon, 1/30/2035(b)(d)		7,954	6,485
Republic of Ecuador
Zero Coupon, 7/31/2030(a)		3,600	2,026
Zero Coupon, 7/31/2030(b)		379	213
0.50%, 7/31/2030(a)(c)		5,600	4,844
0.50%, 7/31/2030(b)(c)		2,227	1,927
0.50%, 7/31/2035(b)(c)		4,354	3,042
0.50%, 7/31/2035(a)(c)		2,300	1,607
0.50%, 7/31/2040(a)(c)		5,500	3,481
0.50%, 7/31/2040(b)(c)		3,954	2,502

			26,127

Egypt — 2.9%
Arab Republic of Egypt
3.88%, 2/16/2026(b)		600	594
7.50%, 1/31/2027(a)		7,868	8,949
6.59%, 2/21/2028(a)		2,500	2,686
7.60%, 3/1/2029(a)		1,560	1,736

JPMorgan Emerging Markets Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments		Principal Amount ($000)	Value ($000)
5.88%, 2/16/2031(b)		4,040	3,968
7.05%, 1/15/2032(a)		1,300	1,354
8.50%, 1/31/2047(a)		5,271	5,590
7.90%, 2/21/2048(a)		3,600	3,641
8.88%, 5/29/2050(a)		3,100	3,403
8.15%, 11/20/2059(a)		2,600	2,646
8.15%, 11/20/2059(b)		1,514	1,541

			36,108

El Salvador — 1.0%
Republic of El Salvador
5.88%, 1/30/2025(a)		2,739	2,653
6.38%, 1/18/2027(a)		2,492	2,439
8.63%, 2/28/2029(a)		1,481	1,583
7.12%, 1/20/2050(a)		6,237	5,871

			12,546

Ethiopia — 0.6%
Federal Democratic Republic of Ethiopia 6.63%, 12/11/2024(a)		8,413	7,763

Gabon — 0.4%
Gabonese Republic 6.95%, 6/16/2025(a)		4,100	4,397

Ghana — 2.3%
Republic of Ghana
6.38%, 2/11/2027(a)		3,600	3,623
7.88%, 3/26/2027(a)		1,000	1,056
7.63%, 5/16/2029(a)		1,692	1,729
8.13%, 3/26/2032(a)		4,000	4,098
8.63%, 4/7/2034(b)		5,055	5,276
7.88%, 2/11/2035(b)		2,700	2,686
7.88%, 2/11/2035(a)		400	398
8.63%, 6/16/2049(a)		2,900	2,827
8.95%, 3/26/2051(a)		3,309	3,293
8.75%, 3/11/2061(b)		2,700	2,618
8.75%, 3/11/2061(a)		1,500	1,455

			29,059

Guatemala — 0.9%
Republic of Guatemala
4.50%, 5/3/2026(a)		801	879
4.38%, 6/5/2027(a)		1,100	1,194
4.90%, 6/1/2030(b)		2,024	2,263
4.90%, 6/1/2030(a)		500	559
5.38%, 4/24/2032(a)		2,000	2,287
5.38%, 4/24/2032(b)		900	1,029
6.13%, 6/1/2050(a)		1,200	1,441
6.13%, 6/1/2050(b)		1,140	1,369

			11,021

Honduras — 0.1%
Republic of Honduras
6.25%, 1/19/2027(a)		600	657
5.63%, 6/24/2030(b)		770	808

			1,465

Indonesia — 0.7%
Republic of Indonesia 6.63%, 2/17/2037(a)		5,995	8,092

Iraq — 1.4%
Republic of Iraq
6.75%, 3/9/2023(a)		3,578	3,667
5.80%, 1/15/2028(a)		14,219	13,675

			17,342

Ivory Coast — 1.0%
Republic of Cote d’Ivoire
6.13%, 6/15/2033(a)		2,700	2,872
6.88%, 10/17/2040(a)	EUR	4,762	6,327
6.63%, 3/22/2048(a)	EUR	2,188	2,814

			12,013

Jamaica — 1.3%
Jamaica Government Bond
9.25%, 10/17/2025		1,471	1,813
6.75%, 4/28/2028		5,800	6,865
7.88%, 7/28/2045		5,152	7,134

			15,812

Jordan — 0.7%
Hashemite Kingdom of Jordan
5.75%, 1/31/2027(a)		664	708
5.85%, 7/7/2030(a)		2,100	2,178
5.85%, 7/7/2030(b)		2,010	2,085
7.38%, 10/10/2047(a)		3,100	3,273

			8,244

Kenya — 1.6%
Republic of Kenya
6.88%, 6/24/2024(a)		1,400	1,554
7.00%, 5/22/2027(a)		2,700	2,971
8.00%, 5/22/2032(a)		6,046	6,809
8.25%, 2/28/2048(a)		8,029	8,871

			20,205

Lebanon — 0.3%
Lebanese Republic
6.38%, 3/9/2020(d)		6,767	879
6.15%, 6/19/2020(d)		720	93
6.65%, 4/22/2024(a)(d)		9,300	1,219
6.85%, 3/23/2027(a)(d)		489	64
6.65%, 11/3/2028(a)(d)		6,496	848
7.05%, 11/2/2035(a)(d)		162	21

			3,124

Malaysia — 0.5%
1MDB Global Investments Ltd. 4.40%, 3/9/2023(a)		5,000	5,038
Malaysia Wakala Sukuk Bhd. 3.08%, 4/28/2051(b)		1,647	1,652

			6,690

Mexico — 1.3%
United Mexican States
4.50%, 4/22/2029		2,100	2,372
4.50%, 1/31/2050		5,300	5,554
5.00%, 4/27/2051		6,850	7,656
3.77%, 5/24/2061		1,075	985

			16,567

Mongolia — 0.3%
State of Mongolia
8.75%, 3/9/2024(a)		1,575	1,799

JPMorgan Emerging Markets Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments		Principal Amount ($000)	Value ($000)
5.13%, 4/7/2026(a)		1,500	1,602
5.13%, 4/7/2026(b)		700	747

			4,148

Morocco — 0.6%
Kingdom of Morocco
3.00%, 12/15/2032(a)		1,000	960
5.50%, 12/11/2042(a)		3,775	4,236
4.00%, 12/15/2050(b)		2,530	2,305

			7,501

Namibia — 0.1%
Republic of Namibia 5.25%, 10/29/2025(a)		1,300	1,386

Nigeria — 1.9%
Federal Republic of Nigeria
6.50%, 11/28/2027(a)		2,800	2,978
8.75%, 1/21/2031(a)		3,900	4,452
7.88%, 2/16/2032(a)		1,377	1,490
7.70%, 2/23/2038(a)		1,600	1,651
7.70%, 2/23/2038(b)		898	927
7.63%, 11/28/2047(a)		9,719	9,794
9.25%, 1/21/2049(a)		2,400	2,758

			24,050

Oman — 2.4%
Sultanate of Oman Government Bond
4.75%, 6/15/2026(a)		8,634	8,903
5.38%, 3/8/2027(a)		3,813	3,958
5.63%, 1/17/2028(a)		1,788	1,868
6.00%, 8/1/2029(a)		1,200	1,266
6.25%, 1/25/2031(b)		6,284	6,645
7.38%, 10/28/2032(b)		3,527	3,972
6.75%, 1/17/2048(a)		2,929	2,854

			29,466

Pakistan — 1.5%
Islamic Republic of Pakistan
8.25%, 4/15/2024(a)		2,591	2,826
6.00%, 4/8/2026(b)		2,249	2,303
6.88%, 12/5/2027(a)		7,000	7,316
8.88%, 4/8/2051(b)		6,155	6,617

			19,062

Panama — 1.4%
Notas del Tesoro 3.75%, 4/17/2026		5,622	6,074
Republic of Panama
3.88%, 3/17/2028		3,100	3,417
9.38%, 4/1/2029		1,465	2,156
4.50%, 4/16/2050		1,700	1,885
4.50%, 4/1/2056		3,070	3,396

			16,928

Paraguay — 2.9%
Republic of Paraguay
4.70%, 3/27/2027(a)		3,363	3,765
4.95%, 4/28/2031(a)		2,700	3,062
4.95%, 4/28/2031(b)		2,180	2,472
2.74%, 1/29/2033(b)		8,852	8,536
6.10%, 8/11/2044(a)		3,822	4,643
5.60%, 3/13/2048(a)		1,427	1,641
5.40%, 3/30/2050(b)		5,300	6,031
5.40%, 3/30/2050(a)		5,011	5,702

			35,852

Peru — 0.3%
Republic of Peru 8.75%, 11/21/2033		2,250	3,483

Qatar — 1.3%
State of Qatar
5.10%, 4/23/2048(a)		900	1,168
4.82%, 3/14/2049(a)		7,292	9,180
4.40%, 4/16/2050(b)		4,540	5,392

			15,740

Romania — 1.4%
Romania Government Bond
3.62%, 5/26/2030(b)	EUR	1,300	1,823
3.00%, 2/14/2031(a)		2,200	2,259
3.00%, 2/14/2031(b)		1,700	1,746
2.63%, 12/2/2040(b)	EUR	1,176	1,414
4.63%, 4/3/2049(a)	EUR	3,272	4,998
4.00%, 2/14/2051(a)		5,388	5,510

			17,750

Russia — 1.5%
Russian Federation
4.38%, 3/21/2029(a)		6,600	7,406
5.10%, 3/28/2035(a)		5,600	6,627
5.63%, 4/4/2042(a)		2,800	3,545
5.88%, 9/16/2043(a)		1,000	1,314

			18,892

Saudi Arabia — 2.0%
Kingdom of Saudi Arabia
4.38%, 4/16/2029(a)		800	925
3.25%, 10/22/2030(a)		1,800	1,925
2.75%, 2/3/2032(a)		2,600	2,633
2.25%, 2/2/2033(b)		2,577	2,467
4.63%, 10/4/2047(a)		3,800	4,422
5.00%, 4/17/2049(a)		900	1,108
5.25%, 1/16/2050(a)		1,921	2,446
3.75%, 1/21/2055(a)		1,000	1,020
3.45%, 2/2/2061(b)		7,665	7,366

			24,312

Senegal — 0.5%
Republic of Senegal
6.25%, 5/23/2033(a)		2,500	2,639
6.75%, 3/13/2048(a)		3,553	3,616

			6,255

Serbia — 0.1%
Republic of Serbia 2.13%, 12/1/2030(b)		1,134	1,058

South Africa — 2.7%
Republic of South Africa
4.88%, 4/14/2026		3,100	3,361
4.30%, 10/12/2028		12,085	12,465
4.85%, 9/30/2029		3,000	3,174
5.00%, 10/12/2046		6,128	5,761

JPMorgan Emerging Markets Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
5.65%, 9/27/2047	1,200	1,206
5.75%, 9/30/2049	7,957	8,006

		33,973

Sri Lanka — 1.2%
Democratic Socialist Republic of Sri Lanka
6.85%, 3/14/2024(a)	2,800	2,077
6.35%, 6/28/2024(a)	600	443
6.83%, 7/18/2026(a)	1,027	710
6.20%, 5/11/2027(a)	3,761	2,512
6.75%, 4/18/2028(a)	3,674	2,463
7.85%, 3/14/2029(a)	3,806	2,548
7.55%, 3/28/2030(a)	5,300	3,549

		14,302

Tajikistan — 0.1%
Republic of Tajikistan 7.13%, 9/14/2027(a)	800	714

Trinidad and Tobago — 0.3%
Republic of Trinidad and Tobago
4.50%, 6/26/2030(a)	2,500	2,617
4.50%, 6/26/2030(b)	1,240	1,298

		3,915

Turkey — 2.6%
Republic of Turkey
5.75%, 3/22/2024	6,100	6,286
5.60%, 11/14/2024	2,045	2,084
4.25%, 4/14/2026	5,600	5,324
4.88%, 4/16/2043	18,534	14,454
5.75%, 5/11/2047	3,476	2,897
Turkiye Ihracat Kredi Bankasi A/S 8.25%, 1/24/2024(b)	610	658

		31,703

Ukraine — 3.0%
Ukraine Government Bond
7.75%, 9/1/2023(a)	3,108	3,359
7.75%, 9/1/2024(a)	7,065	7,771
7.75%, 9/1/2025(a)	4,763	5,281
7.75%, 9/1/2026(a)	500	557
9.75%, 11/1/2028(a)	1,100	1,316
7.38%, 9/25/2032(a)	4,262	4,522
7.25%, 3/15/2033(a)	5,100	5,356
7.25%, 3/15/2033(b)	1,741	1,828
0.00%, 5/31/2040(a)(e)	6,050	6,692

		36,682

United Arab Emirates — 0.8%
United Arab Emirates Government Bond
3.63%, 3/10/2033(b)	1,320	1,323
4.13%, 10/11/2047(a)	3,507	4,086
3.88%, 4/16/2050(b)	600	674
4.00%, 7/28/2050(b)	3,050	2,783
3.90%, 9/9/2050(a)	1,400	1,290

		10,156

Uruguay — 0.6%
Oriental Republic of Uruguay
7.63%, 3/21/2036	3,083	4,668
4.98%, 4/20/2055	2,634	3,281

		7,949

Venezuela, Bolivarian Republic of — 0.1%
Bolivarian Republic of Venezuela
12.75%, 8/23/2022(a)(d)	1,900	190
8.25%, 10/13/2024(a)(d)	2,590	259
7.65%, 4/21/2025(a)(d)	2,013	204
9.25%, 5/7/2028(a)(d)	2,630	266

		919

Zambia — 0.3%
Republic of Zambia
5.38%, 9/20/2022(a)	1,606	1,046
8.50%, 4/14/2024(a)	1,900	1,251
8.97%, 7/30/2027(a)	1,651	1,078

		3,375

TOTAL FOREIGN GOVERNMENT SECURITIES (Cost $772,350)		771,323

CORPORATE BONDS — 32.0%
Azerbaijan — 0.4%
Southern Gas Corridor CJSC 6.88%, 3/24/2026(a)	1,600	1,922
State Oil Co. of the Azerbaijan Republic 6.95%, 3/18/2030(a)	2,725	3,395

		5,317

Bahrain — 0.4%
Oil and Gas Holding Co. BSCC (The)
7.63%, 11/7/2024(a)	1,300	1,458
8.38%, 11/7/2028(b)	1,740	2,033
8.38%, 11/7/2028(a)	800	935

		4,426

Brazil — 3.0%
Banco do Brasil SA (US Treasury Yield Curve Rate T Note Constant Maturity 10 Year + 6.36%), 9.00%, 6/18/2024(a)(f)(g)(h)	5,700	6,316
Braskem Netherlands Finance BV 4.50%, 1/31/2030(a)	3,600	3,735
Guara Norte SARL 5.20%, 6/15/2034(b)	2,930	2,954
Klabin Austria GmbH 5.75%, 4/3/2029(a)	3,182	3,585
MARB BondCo plc 3.95%, 1/29/2031(b)	2,984	2,856
MV24 Capital BV
6.75%, 6/1/2034(b)	2,755	2,954
6.75%, 6/1/2034(a)	1,514	1,624
Natura Cosmeticos SA 4.13%, 5/3/2028(b)	2,939	2,998
Petrobras Global Finance BV 6.90%, 3/19/2049	5,574	6,444
Votorantim Cimentos International SA 7.25%, 4/5/2041(a)	2,637	3,466

		36,932

JPMorgan Emerging Markets Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Chile — 2.0%
Celulosa Arauco y Constitucion SA
4.25%, 4/30/2029(b)	3,330	3,628
4.25%, 4/30/2029(a)	1,000	1,090
Corp. Nacional del Cobre de Chile 3.75%, 1/15/2031(a)	3,600	3,857
Empresa de los Ferrocarriles del Estado 3.07%, 8/18/2050(b)	871	752
Empresa de Transporte de Pasajeros Metro SA
3.65%, 5/7/2030(b)	1,140	1,220
5.00%, 1/25/2047(a)	2,570	2,959
4.70%, 5/7/2050(b)	940	1,056
Empresa Nacional del Petroleo
3.75%, 8/5/2026(a)	1,301	1,358
5.25%, 11/6/2029(a)	5,100	5,580
4.50%, 9/14/2047(a)	900	875
Kenbourne Invest SA 4.70%, 1/22/2028(b)	1,800	1,814

		24,189

China — 0.7%
Chinalco Capital Holdings Ltd. 4.00%, 8/25/2021(a)	3,092	3,105
Minmetals Bounteous Finance BVI Ltd. 4.20%, 7/27/2026(a)	1,792	1,970
Tencent Holdings Ltd. 3.94%, 4/22/2061(b)	3,020	3,101

		8,176

Colombia — 1.7%
AI Candelaria Spain SLU
7.50%, 12/15/2028(a)	1,555	1,761
5.75%, 6/15/2033(b)	4,140	4,140
Ecopetrol SA
5.88%, 9/18/2023	3,205	3,461
5.38%, 6/26/2026	1,800	1,976
6.88%, 4/29/2030	1,300	1,536
7.38%, 9/18/2043	800	960
5.88%, 5/28/2045	3,436	3,548
Empresas Publicas de Medellin ESP
4.25%, 7/18/2029(b)	2,101	2,065
4.25%, 7/18/2029(a)	1,300	1,277

		20,724

Costa Rica — 0.1%
Instituto Costarricense de Electricidad
6.95%, 11/10/2021(a)	1,100	1,105
6.38%, 5/15/2043(a)	802	689

		1,794

Croatia — 0.2%
Hrvatska Elektroprivreda 5.88%, 10/23/2022(a)	1,800	1,930

Ecuador — 0.0%(i)
Petroamazonas EP 4.63%, 12/6/2021(b)	565	555

Georgia — 0.2%
Georgian Railway JSC 7.75%, 7/11/2022(a)	2,591	2,756

Hong Kong — 0.2%
King Power Capital Ltd. 5.63%, 11/3/2024(a)	2,260	2,566

India — 0.5%
Greenko Dutch BV 3.85%, 3/29/2026(b)	3,402	3,467
Indian Railway Finance Corp. Ltd.
3.25%, 2/13/2030(b)	1,850	1,857
3.95%, 2/13/2050(a)	1,100	1,051

		6,375

Indonesia — 3.4%
Hutama Karya Persero PT 3.75%, 5/11/2030(a)	1,600	1,693
Indonesia Asahan Aluminium Persero PT
6.53%, 11/15/2028(a)	4,000	4,852
6.53%, 11/15/2028(b)	518	628
6.76%, 11/15/2048(a)	7,461	9,482
Minejesa Capital BV
4.63%, 8/10/2030(a)	2,800	2,903
4.63%, 8/10/2030(b)	1,036	1,074
Pertamina Persero PT
3.65%, 7/30/2029(a)	1,800	1,908
3.10%, 1/21/2030(a)	900	914
6.45%, 5/30/2044(a)	2,600	3,292
6.50%, 11/7/2048(a)	900	1,163
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara
4.13%, 5/15/2027(a)	1,341	1,448
3.88%, 7/17/2029(b)	1,990	2,094
3.88%, 7/17/2029(a)	600	632
5.25%, 5/15/2047(a)	2,000	2,209
6.15%, 5/21/2048(b)	1,100	1,355
6.15%, 5/21/2048(a)	900	1,109
4.88%, 7/17/2049(a)	2,100	2,234
4.00%, 6/30/2050(b)	3,470	3,318

		42,308

Israel — 0.9%
Energean Israel Finance Ltd.
4.88%, 3/30/2026(a)	1,251	1,295
5.38%, 3/30/2028(a)	2,585	2,675
Leviathan Bond Ltd.
6.13%, 6/30/2025(a)	910	999
6.50%, 6/30/2027(a)	2,987	3,313
6.75%, 6/30/2030(a)	3,080	3,452

		11,734

Kazakhstan — 2.2%
Kazakhstan Temir Zholy Finance BV 6.95%, 7/10/2042(a)	1,869	2,517
KazMunayGas National Co. JSC
4.75%, 4/19/2027(a)	858	977
5.38%, 4/24/2030(a)	6,800	8,102
3.50%, 4/14/2033(b)	1,700	1,764

JPMorgan Emerging Markets Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
5.75%, 4/19/2047(a)	6,963	8,562
6.38%, 10/24/2048(a)	4,204	5,511

		27,433

Malaysia — 0.2%
Petronas Capital Ltd. 4.50%, 3/18/2045(a)	1,744	2,089

Mexico — 7.9%
Banco Mercantil del Norte SA
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.04%), 6.87%, 7/6/2022(b)(f)(g)(h)	2,165	2,239
(US Treasury Yield Curve Rate T Note Constant Maturity 10 Year + 5.47%), 7.50%, 6/27/2029(a)(f)(g)(h)	3,500	3,918
Banco Nacional de Comercio Exterior SNC
4.38%, 10/14/2025(a)	1,600	1,762
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.00%), 3.80%, 8/11/2026(b)(g)	1,020	1,020
BBVA Bancomer SA (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.65%), 5.12%, 1/18/2033(a)(g)	3,400	3,536
Cemex SAB de CV
5.20%, 9/17/2030(b)	1,428	1,555
5.20%, 9/17/2030(a)	400	436
3.88%, 7/11/2031(b)	4,076	4,078
Comision Federal de Electricidad
3.35%, 2/9/2031(b)	3,719	3,663
4.68%, 2/9/2051(b)	3,482	3,278
FEL Energy VI SARL
5.75%, 12/1/2040(b)	3,626	3,808
5.75%, 12/1/2040(a)	2,800	2,940
Mexico City Airport Trust
3.88%, 4/30/2028(a)	400	411
5.50%, 10/31/2046(a)	1,400	1,386
Petroleos Mexicanos
(ICE LIBOR USD 3 Month + 3.65%), 3.83%, 3/11/2022(g)	2,454	2,485
5.38%, 3/13/2022	1,243	1,274
3.50%, 1/30/2023	3,733	3,805
4.25%, 1/15/2025	1,170	1,197
6.88%, 8/4/2026	10,669	11,787
5.35%, 2/12/2028	2,130	2,098
6.50%, 1/23/2029	3,700	3,782
5.95%, 1/28/2031	2,292	2,229
7.69%, 1/23/2050	27,090	26,088
6.95%, 1/28/2060	10,910	9,585

		98,360

Panama — 0.8%
Aeropuerto Internacional de Tocumen SA
5.63%, 5/18/2036(a)	500	537
6.00%, 11/18/2048(b)	907	975
6.00%, 11/18/2048(a)	1,784	1,918
AES Panama Generation Holdings SRL
4.38%, 5/31/2030(b)	1,740	1,784
4.38%, 5/31/2030(a)	1,700	1,743
Empresa de Transmision Electrica SA
5.13%, 5/2/2049(a)	1,700	1,857
5.13%, 5/2/2049(b)	1,417	1,548

		10,362

Paraguay — 0.5%
Bioceanico Sovereign Certificate Ltd. Zero Coupon, 6/5/2034(b)	8,942	6,631

Peru — 2.4%
Consorcio Transmantaro SA 4.38%, 5/7/2023(a)	1,700	1,787
Corp. Financiera de Desarrollo SA
4.75%, 7/15/2025(a)	640	697
2.40%, 9/28/2027(b)	1,060	1,025
2.40%, 9/28/2027(a)	1,900	1,837
Fondo MIVIVIENDA SA 3.50%, 1/31/2023(a)	3,092	3,187
Lima Metro Line 2 Finance Ltd.
4.35%, 4/5/2036(a)	2,300	2,352
4.35%, 4/5/2036(b)	1,800	1,840
Peru LNG Srl 5.38%, 3/22/2030(a)	4,000	3,143
Petroleos del Peru SA
4.75%, 6/19/2032(a)	4,285	4,431
5.63%, 6/19/2047(a)	6,286	6,451
5.63%, 6/19/2047(b)	2,720	2,791

		29,541

Russia — 0.6%
Russian Agricultural Bank OJSC 8.50%, 10/16/2023(a)	3,312	3,717
Vnesheconombank Via VEB Finance plc 5.94%, 11/21/2023(a)	3,090	3,377

		7,094

Saudi Arabia — 0.6%
Saudi Arabian Oil Co. 3.50%, 4/16/2029(a)	6,534	7,023

South Africa — 0.6%
Eskom Holdings SOC Ltd.
6.75%, 8/6/2023(a)	3,176	3,336
8.45%, 8/10/2028(a)	2,061	2,323
Transnet SOC Ltd. 4.00%, 7/26/2022(a)	1,900	1,940

		7,599

JPMorgan Emerging Markets Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments		Principal Amount ($000)	Value ($000)
Trinidad and Tobago — 0.4%
Trinidad Generation UnLtd 5.25%, 11/4/2027(a)		1,200	1,230
Trinidad Petroleum Holdings Ltd. 9.75%, 6/15/2026(b)		3,112	3,470

			4,700

Tunisia — 0.5%
Banque Centrale de Tunisie International Bond 5.75%, 1/30/2025(a)		6,200	5,881

Ukraine — 0.0%(i)
State Savings Bank of Ukraine 9.62%, 3/20/2025(a)(c)		520	559

United Arab Emirates — 1.5%
Abu Dhabi Crude Oil Pipeline LLC 4.60%, 11/2/2047(a)		2,761	3,200
DP World plc
6.85%, 7/2/2037(a)		1,700	2,266
5.63%, 9/25/2048(a)		1,500	1,831
MDGH — GMTN BV
3.75%, 4/19/2029(a)		1,545	1,711
2.88%, 11/7/2029(b)		3,365	3,508
3.70%, 11/7/2049(b)		3,947	4,160
3.70%, 11/7/2049(a)		2,200	2,319

			18,995

Venezuela, Bolivarian Republic of — 0.1%
Petroleos de Venezuela SA
8.50%, 10/27/2020(a)(d)		1,123	275
9.00%, 11/17/2021(a)(d)		1,510	67
5.38%, 4/12/2027(a)(d)		5,758	259

			601

TOTAL CORPORATE BONDS (Cost $394,725)			396,650

SUPRANATIONAL — 0.2%
Banque Ouest Africaine de Developpement 2.75%, 1/22/2033(b) (Cost $2,435)	EUR	1,961	2,496

U.S. TREASURY OBLIGATIONS — 0.2%
U.S. Treasury Notes 1.50%, 9/30/2021(j)(Cost $2,024)		2,015	2,025

		Shares (000)
SHORT-TERM INVESTMENTS — 4.3%
INVESTMENT COMPANIES — 4.3%
JPMorgan Prime Money Market Fund Class Institutional Shares, 0.05%(k)(l)(Cost $53,932)		53,905	53,932

Total Investments — 99.0% (Cost $1,225,466)			1,226,426
Other Assets Less Liabilities — 1.0%			12,089

Net Assets — 100.0%			1,238,515

Percentages indicated are based on net assets.

JPMorgan Emerging Markets Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Abbreviations
CJSC	Closed Joint Stock Company
EUR	Euro
GMTN	Global medium term note
ICE	Intercontinental Exchange
JSC	Joint Stock Company
LIBOR	London Interbank Offered Rate
OJSC	Open Joint Stock Company
PT	Limited liability company
USD	United States Dollar
(a)	Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.
(b)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(c)	Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown is the current rate as of May 31, 2021.
(d)	Defaulted security.
(e)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of May 31, 2021.
(f)	Security is perpetual and thus, does not have a predetermined maturity date. The coupon rate for this security is fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of May 31, 2021.
(g)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of May 31, 2021.
(h)	Security is an interest bearing note with preferred security characteristics.
(i)	Amount rounds to less than 0.1% of net assets.
(j)	All or a portion of this security is deposited with the broker as initial margin for futures contracts.
(k)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(l)	The rate shown is the current yield as of May 31, 2021.

JPMorgan Emerging Markets Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Futures contracts outstanding as of May 31, 2021 (amounts in thousands, except number of contracts):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Short Contracts
U.S. Treasury 5 Year Note	(556)	09/2021	USD	(68,844)	(58)
U.S. Treasury 10 Year Note	(373)	09/2021	USD	(49,178)	(44)

					(102)

Abbreviations
USD	United States Dollar

Forward foreign currency exchange contracts outstanding as of May 31, 2021 (amounts in thousands):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
USD	26,260	EUR	21,652	HSBC Bank, NA	6/22/2021	(154)

Total unrealized depreciation						(154)

Abbreviations
EUR	Euro
USD	United States Dollar

JPMorgan Emerging Markets Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

(Dollar values in thousands)

A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.

Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s net asset values per share as of the report date.

Futures contracts are generally valued on the basis of available market quotations. Forward foreign currency exchange contracts are valued utilizing market quotations from approved Pricing Services.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Corporate Bonds	$—	$396,650	$—	$396,650
Foreign Government Securities	—	771,323	—	771,323
Supranational	—	2,496	—	2,496
U.S. Treasury Obligations	—	2,025	—	2,025
Short-Term Investments
Investment Companies	53,932	—	—	53,932

Total Investments in Securities	$53,932	$1,172,494	$—	$1,226,426

Depreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$(154)	$—	$(154)
Futures Contracts	(102)	—	—	(102)

Total Depreciation in Other Financial Instruments	$(102)	$(154)	$—	$(256)

B. Investment Transactions with Affiliates — The Fund invested in an Underlying Fund which is advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuer listed in the table below to be an affiliated issuer. The Underlying Fund’s distributions may be reinvested into such Underlying Fund. Reinvestment amounts are included in the purchase cost amount in the table below.

For the period ended May 31, 2021
Security Description	Value at February 28, 2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at May 31, 2021	Shares at May 31, 2021	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class Institutional Shares, 0.05%(a)(b)	$67,094	$135,518	$148,680	$(4)	$4	$53,932	53,905	$6	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of May 31, 2021.

JPMorgan Emerging Markets Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

(Dollar values in thousands)

C. Derivatives — The Fund used derivative instruments including futures contracts and forward foreign currency exchange contracts, in connection with its investment strategy. Derivative instruments may be used as substitutes for securities in which the Fund can invest, to hedge portfolio investments or to generate income or gain to the Fund. Derivatives may also be used to manage duration, sector and yield curve exposures and credit and spread volatility.

The Fund may be subject to various risks from the use of derivatives, including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties’ failure to perform under contract terms; liquidity risk related to the potential lack of a liquid market for these contracts allowing a Fund to close out its position(s); and documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Fund’s risk of loss associated with these instruments may exceed their value.

The Fund is party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Fund’s ISDA agreements, which are separately negotiated with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Fund in the event the Fund’s net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements may also contain provisions allowing, absent other conditions, the Fund to exercise rights, to the extent not otherwise waived, against a counterparty (e.g., decline in a counterparty’s credit rating below a specified level). Such rights for both a counterparty and the Fund often include the ability to terminate (i.e., close out) open contracts at prices which may favor a counterparty, which could have an adverse effect on the Fund. The ISDA agreements give the Fund and a counterparty the right, upon an event of default, to close out all transactions traded under such agreements and to net amounts owed or due across all transactions and offset such net payable or receivable against collateral posted to a segregated account by one party for the benefit of the other.

Counterparty credit risk may be mitigated to the extent a counterparty posts additional collateral for mark to market gains to the Fund.

Notes (1) — (2) below describe the various derivatives used by the Fund.

(1). Futures Contracts — The Fund used treasury futures contracts to manage and hedge interest rate risk associated with portfolio investments and to gain or reduce exposure to positive and negative price fluctuation or a particular countries or regions. The Fund also used futures contracts to lengthen or shorten the duration of the overall investment portfolio.

Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Fund periodically and are based on changes in the market value of open futures contracts. Changes in the market value of open futures contracts are recorded as change in net unrealized appreciation/depreciation on futures contracts. Securities deposited as initial margin are designated on the Schedule of Investments, while cash deposited is considered restricted.

The Fund may be exposed to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subject the Fund to risk of loss up to the notional amount of the futures contracts. Use of short futures contracts subjects the Fund to unlimited risk of loss. The Fund may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Fund’s credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.

The Fund’s futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).

(2). Forward Foreign Currency Exchange Contracts — The Fund is exposed to foreign currency risks associated with some or all of the portfolio investments and used forward foreign currency exchange contracts to hedge or manage certain of these exposures as part of an investment strategy. The Fund also bought forward foreign currency exchange contracts to gain exposure to currencies. Forward foreign currency exchange contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in U.S. dollars without the delivery of the foreign currency.

The values of the forward foreign currency exchange contracts are adjusted daily based on the applicable exchange rate of the underlying currency. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract settlement date. When the forward foreign currency exchange contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time the contract was opened and the value at the time it was closed. The Fund also records a realized gain or loss, upon settlement, when a forward foreign currency exchange contract offsets another forward foreign currency exchange contract with the same counterparty.

JPMorgan Emerging Markets Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

(Dollar values in thousands)

The Fund’s forward foreign currency exchange contracts are subject to master netting arrangements (the right to close out all transactions with a counterparty and net amounts owed or due across transactions).

The Fund may be required to post or receive collateral for non-deliverable forward foreign currency exchange contracts.